Acquisition Of Hotel Properties (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Pro Forma Results

	Years ended December 31,
	2016	2015
Total revenue	$56,741	$73,281
Operating income	$3,970	$6,774
Net Income attributable to common shareholders	$3,755	$10,816
Net Income per share available to common shareholders-basic	$4.94	$14.36
Net Income per share available to common shareholders-diluted	$1.23	$0.32

Aloft Hotel, Leawood, Kansas [Member]
Schedule Of Purchase Price Allocation

Hotel	Land	Buildings, improvements, and vehicles	Furniture and equipment	Total purchase price	Debt originated at acquisition	Issuance of CHLP common units	Net cash
Aloft	$3,339	$18,046	$1,115	$22,500	$15,925	$50	$6,525
Leawood, KS

Hotel Indigo, Marriott And Springhill Suites [Member]
Schedule Of Purchase Price Allocation

Hotel	Acquisition date	Land	Building, improvements, and vehicles	Furniture and equipment	Total purchase price	Assumption of debt	Debt originated at acquisition	Issuance of CHLP common units	Net cash
Hotel Indigo	10/2/2015	$800	$8,700	$1,500	$11,000	$-	$5,000	$150	$5,850
Atlanta, GA
Marriott Courtyard	10/2/2015	2,100	11,050	850	14,000	-	10,100	150	3,750
Jacksonville, FL
SpringHill Suites	10/1/2015	1,597	14,353	1,550	17,500	11,220	-	150	6,130
San Antonio, TX
Total		$4,497	$34,103	$3,900	$42,500	$11,220	$15,100	$450	$15,730